VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.8%
Aerospace & Defense—1.3%
HEICO Corp.	1,788	$ 467
Moog, Inc. Class A	4,300	869
		1,336

Banks—3.6%
Amalgamated Financial Corp.	6,100	191
Byline Bancorp, Inc.	9,780	262
Central Pacific Financial Corp.	7,169	212
Farmers National Banc Corp.	9,800	148
First BanCorp	21,000	445
Hancock Whitney Corp.	20,014	1,024
Popular, Inc.	7,600	762
Preferred Bank	7,638	613
		3,657

Beverages—0.1%
National Beverage Corp.	2,100	99
Biotechnology—10.0%
ACELYRIN, Inc.(1)	35,700	176
ADMA Biologics, Inc.(1)	77,897	1,557
Alkermes plc(1)	45,826	1,283
Aurinia Pharmaceuticals, Inc.(1)	82,828	607
CareDx, Inc.(1)	39,445	1,232
Catalyst Pharmaceuticals, Inc.(1)	20,713	412
Exact Sciences Corp.(1)	3,800	259
Exelixis, Inc.(1)	13,000	337
Halozyme Therapeutics, Inc.(1)	3,927	225
Kiniksa Pharmaceuticals International plc Class A(1)	6,700	167
Natera, Inc.(1)	3,566	453
Neurocrine Biosciences, Inc.(1)	3,985	459
Twist Bioscience Corp.(1)	9,004	407
Vanda Pharmaceuticals, Inc.(1)	28,255	133
Veracyte, Inc.(1)	55,798	1,899
Vericel Corp.(1)	4,760	201
Voyager Therapeutics, Inc.(1)	12,648	74
Zymeworks, Inc.(1)	9,819	123
		10,004

Building Products—1.6%
American Woodmark Corp.(1)	5,107	478
Griffon Corp.	11,031	772
Janus International Group, Inc.(1)	12,761	129
Masterbrand, Inc.(1)	12,571	233
		1,612

	Shares	Value

Capital Markets—1.8%
Bain Capital Specialty Finance, Inc.	15,041	$ 250
Federated Hermes, Inc. Class B	6,064	223
Golub Capital BDC, Inc.	31,186	471
Main Street Capital Corp.(2)	5,094	255
Trinity Capital, Inc.	43,461	590
		1,789

Chemicals—0.1%
Kronos Worldwide, Inc.	7,355	92
Commercial Services & Supplies—3.9%
ABM Industries, Inc.	4,600	243
HNI Corp.	21,250	1,144
Interface, Inc. Class A	25,000	474
Steelcase, Inc. Class A	74,600	1,006
Tetra Tech, Inc.	8,305	392
Viad Corp.(1)	15,711	563
Virco Mfg. Corp.	6,539	90
		3,912

Construction & Engineering—4.1%
Arcosa, Inc.	5,700	540
Comfort Systems USA, Inc.	2,049	800
Dycom Industries, Inc.(1)	1,300	256
EMCOR Group, Inc.	2,402	1,034
MasTec, Inc.(1)	1,630	201
Primoris Services Corp.	21,682	1,259
		4,090

Construction Materials—2.2%
Eagle Materials, Inc.	2,000	575
Knife River Corp.(1)	18,146	1,622
		2,197

Consumer Staples Distribution & Retail—1.0%
Casey’s General Stores, Inc.	1,467	551
Natural Grocers by Vitamin Cottage, Inc.	4,243	126
Weis Markets, Inc.	4,022	277
		954

Containers & Packaging—0.2%
Silgan Holdings, Inc.	3,190	167
Diversified Consumer Services—3.2%
ADT, Inc.	17,446	126
Bright Horizons Family Solutions, Inc.(1)	2,413	338
Frontdoor, Inc.(1)	17,524	841
Grand Canyon Education, Inc.(1)	3,396	482
OneSpaWorld Holdings Ltd.	13,797	228
Perdoceo Education Corp.	18,204	405
Strategic Education, Inc.	5,034	466
	Shares	Value

Diversified Consumer Services—continued
Stride, Inc.(1)	4,000	$ 341
		3,227

Electric Utilities—1.8%
IDACORP, Inc.	5,005	516
OGE Energy Corp.	14,274	586
Otter Tail Corp.	4,184	327
Pinnacle West Capital Corp.	4,145	367
		1,796

Electronic Equipment, Instruments & Components—1.4%
Daktronics, Inc.(1)	30,030	388
Fabrinet(1)	1,654	391
Knowles Corp.(1)	18,100	326
OSI Systems, Inc.(1)	1,796	273
		1,378

Energy Equipment & Services—0.2%
Precision Drilling Corp.(1)	3,850	237
Entertainment—1.1%
Liberty Media Corp.-Liberty Formula One Class A(1)	7,914	566
Madison Square Garden Sports Corp.(1)	2,592	540
		1,106

Financial Services—4.1%
Banco Latinoamericano de Comercio Exterior S.A. Class E	16,478	536
Essent Group Ltd.	12,928	831
MGIC Investment Corp.	34,074	872
NMI Holdings, Inc. Class A(1)	37,606	1,549
Radian Group, Inc.	9,192	319
		4,107

Food Products—3.2%
Cal-Maine Foods, Inc.	4,407	330
Dole plc	57,773	941
Flowers Foods, Inc.	19,748	455
J & J Snack Foods Corp.	3,218	554
John B Sanfilippo & Son, Inc.	5,239	494
Lancaster Colony Corp.	1,188	210
Pilgrim’s Pride Corp.(1)	3,000	138
Post Holdings, Inc.(1)	810	94
		3,216

Ground Transportation—0.9%
Ryder System, Inc.	6,156	898
Healthcare Equipment & Supplies—1.6%
Bioventus, Inc. Class A(1)	18,151	217
Merit Medical Systems, Inc.(1)	7,679	759
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Healthcare Equipment & Supplies—continued
OraSure Technologies, Inc.(1)	91,900	$ 392
Tactile Systems Technology, Inc.(1)	16,001	234
		1,602

Healthcare Providers & Services—2.9%
AdaptHealth Corp. Class A(1)	30,800	346
Cencora, Inc.	2,300	518
Chemed Corp.	895	538
Community Health Systems, Inc.(1)	33,868	206
Cross Country Healthcare, Inc.(1)	24,000	322
Encompass Health Corp.	3,901	377
Fresenius Medical Care AG ADR	10,600	226
PetIQ, Inc. Class A(1)	13,700	421
		2,954

Healthcare Technology—0.1%
HealthStream, Inc.	5,015	145
Hotels, Restaurants & Leisure—1.5%
Norwegian Cruise Line Holdings Ltd.(1)	74,640	1,531
Household Durables—4.0%
KB Home	12,476	1,069
M/I Homes, Inc.(1)	4,600	788
Taylor Morrison Home Corp. Class A(1)	27,344	1,921
Tri Pointe Homes, Inc.(1)	4,700	213
		3,991

Household Products—1.1%
Church & Dwight Co., Inc.	5,500	576
Reynolds Consumer Products, Inc.	17,702	551
		1,127

Independent Power and Renewable Electricity Producers—1.0%
TransAlta Corp.	96,983	1,005
Industrial REITs—0.8%
Plymouth Industrial REIT, Inc.	35,500	802
Insurance—3.4%
AMERISAFE, Inc.	5,898	285
Donegal Group, Inc. Class A	7,437	110
Employers Holdings, Inc.	5,988	287
Enstar Group Ltd.(1)	319	103
Genworth Financial, Inc. Class A(1)	42,242	289
Reinsurance Group of America, Inc.	3,800	828
RLI Corp.	3,733	578
Safety Insurance Group, Inc.	6,345	519
	Shares	Value

Insurance—continued
Unum Group	6,105	$ 363
		3,362

Machinery—1.2%
Blue Bird Corp.(1)	15,863	761
Flowserve Corp.	6,260	324
Wabash National Corp.	6,524	125
		1,210

Marine Transportation—3.0%
Costamare, Inc.	31,300	492
Genco Shipping & Trading Ltd.	23,556	460
Kirby Corp.(1)	14,189	1,737
Matson, Inc.	2,400	342
		3,031

Metals & Mining—0.8%
Centerra Gold, Inc.	20,000	143
SSR Mining, Inc.	91,500	520
Ternium S.A. Sponsored ADR	3,015	111
		774

Mortgage Real Estate Investment Trusts (REITs)—0.1%
AG Mortgage Investment Trust, Inc.	11,500	86
Multi-Utilities—0.3%
Unitil Corp.	4,177	253
Office REITs—0.3%
Orion Office REIT, Inc.	84,700	339
Oil, Gas & Consumable Fuels—1.4%
Crescent Energy Co. Class A	6,156	67
Teekay Corp.(1)	141,292	1,300
		1,367

Paper & Forest Products—0.6%
Sylvamo Corp.	3,700	318
UFP Industries, Inc.	2,136	280
		598

Pharmaceuticals—4.1%
Amneal Pharmaceuticals, Inc.(1)	34,510	287
Amphastar Pharmaceuticals, Inc.(1)	6,109	296
ANI Pharmaceuticals, Inc.(1)	12,319	735
Collegium Pharmaceutical, Inc.(1)	21,969	849
Innoviva, Inc.(1)	18,458	356
Pacira BioSciences, Inc.(1)	6,500	98
Perrigo Co. plc	7,497	197
Phibro Animal Health Corp. Class A	24,344	548
	Shares	Value

Pharmaceuticals—continued
Prestige Consumer Healthcare, Inc.(1)	10,063	$ 726
		4,092

Professional Services—1.8%
Barrett Business Services, Inc.	47,412	1,778
Real Estate Management & Development—0.1%
Real Brokerage, Inc. (The)(1)	21,169	117
Residential REITs—1.7%
Camden Property Trust	5,714	706
NexPoint Residential Trust, Inc.	16,700	735
UMH Properties, Inc.	14,600	287
		1,728

Semiconductors & Semiconductor Equipment—2.2%
Axcelis Technologies, Inc.(1)	2,856	299
SMART Global Holdings, Inc.(1)	7,303	153
Tower Semiconductor Ltd.(1)	24,999	1,107
Ultra Clean Holdings, Inc.(1)	16,333	652
		2,211

Software—12.5%
Agilysys, Inc.(1)	3,102	338
Blackbaud, Inc.(1)	1,450	123
BlackLine, Inc.(1)	15,242	840
Cellebrite DI Ltd.(1)	17,775	299
Cerence, Inc.(1)	60,000	189
Clear Secure, Inc. Class A	22,617	750
CommVault Systems, Inc.(1)	12,409	1,909
Consensus Cloud Solutions, Inc.(1)	9,791	231
DocuSign, Inc. Class A(1)	17,670	1,097
Dropbox, Inc. Class A(1)	19,500	496
Intapp, Inc.(1)	7,280	348
Manhattan Associates, Inc.(1)	3,019	850
Ooma, Inc.(1)	8,601	98
Pegasystems, Inc.	3,836	280
Progress Software Corp.	11,330	763
Q2 Holdings, Inc.(1)	4,039	322
RADCOM Ltd.(1)	19,304	200
RingCentral, Inc. Class A(1)	25,000	791
Sapiens International Corp. N.V.	9,800	365
Smartsheet, Inc. Class A(1)	8,694	481
Zeta Global Holdings Corp. Class A(1)	46,421	1,385
Zuora, Inc. Class A(1)	49,900	430
		12,585

Specialized REITs—0.3%
Outfront Media, Inc.	13,744	253
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Shares	Value

Specialty Retail—0.9%
Abercrombie & Fitch Co. Class A(1)	2,322	$ 325
Stitch Fix, Inc. Class A(1)	117,185	330
Victoria’s Secret & Co.(1)	10,686	275
		930

Technology Hardware, Storage & Peripherals—0.8%
NetApp, Inc.	4,300	531
Turtle Beach Corp.(1)	11,000	169
Xerox Holdings Corp.	6,807	70
		770

Textiles, Apparel & Luxury Goods—0.8%
G-III Apparel Group Ltd.(1)	15,000	458
Wolverine World Wide, Inc.	20,100	350
		808

Trading Companies & Distributors—1.3%
Beacon Roofing Supply, Inc.(1)	6,100	527
Boise Cascade Co.	3,283	463
Rush Enterprises, Inc. Class A	5,949	314
		1,304

Water Utilities—0.4%
American States Water Co.	4,803	400
Total Common Stocks (Identified Cost $74,612)		97,027

Master Limited Partnerships and Related Companies—0.7%
Diversified—0.5%
MPLX LP	11,600	516
	Shares	Value

Downstream/Other—0.2%
Sunoco LP	4,380	$ 235
Total Master Limited Partnerships and Related Companies (Identified Cost $524)		751

Total Long-Term Investments—97.5% (Identified Cost $75,136)		97,778

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%)(3)	2,553,800	2,554
Total Short-Term Investment (Identified Cost $2,554)		2,554

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(3)(4)	167,228	167
Total Securities Lending Collateral (Identified Cost $167)		167

TOTAL INVESTMENTS—100.2% (Identified Cost $77,857)		$100,499
Other assets and liabilities, net—(0.2)%		(212)
NET ASSETS—100.0%		$100,287
Abbreviations:
ADR	American Depositary Receipt
BDC	Business Development Companies
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	86%
Canada	3
Bermuda	3
Ireland	2
Marshall Islands	2
Other	4
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$97,027	$97,027
Master Limited Partnerships and Related Companies	751	751
Money Market Mutual Fund	2,554	2,554
Securities Lending Collateral	167	167
Total Investments	$100,499	$100,499
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
4